GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 28,556,686	$ 27,798,203